Asset Acquisitions - Assumptions to Value Warrants (Details) - Emerald Health Therapeutics Inc - EHT Warrants	Nov. 10, 2022
Dividend yield
Asset Acquisition [Line Items]
Warrants and rights outstanding measurement input	0.0000
Volatility | Minimum
Asset Acquisition [Line Items]
Warrants and rights outstanding measurement input	1.029
Volatility | Maximum
Asset Acquisition [Line Items]
Warrants and rights outstanding measurement input	1.146
Risk-free interest rate | Minimum
Asset Acquisition [Line Items]
Warrants and rights outstanding measurement input	0.0429
Risk-free interest rate | Maximum
Asset Acquisition [Line Items]
Warrants and rights outstanding measurement input	0.0453
Expected term (years) | Minimum
Asset Acquisition [Line Items]
Expected term (years)	6 months 21 days
Expected term (years) | Maximum
Asset Acquisition [Line Items]
Expected term (years)	2 years 3 months 7 days